MARKETABLE SECURITIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Available-for-sale Securities [Roll Forward]
Available-for-sale securities, opening balance	$ 14,615,000	$ 0	$ 0
Acquired as a result of the Merger	0		5,779,000
Purchases	0		32,159,000
Disposals	(328,000)		0
Other than temporary impairment loss	(10,050,000)	0	(23,323,000)
Unrealized impairment loss included in other comprehensive income	(633,000)		0
Available-for-sale securities, ending balance	3,604,000		14,615,000
Investments in an unrealized loss position, fair value	3,600,000		0
Aggregate value of unrealized losses	$ 600,000		$ 0
Shares sold	33,151
Proceeds from sale of marketable securities	$ 125,000	$ 0
Loss on sale of marketable securities	200,000
U.S. Stock Exchange Investment
Available-for-sale Securities [Roll Forward]
Other than temporary impairment loss	(8,500,000)
Norwegian Over the Counter Investment
Available-for-sale Securities [Roll Forward]
Other than temporary impairment loss	$ (1,500,000)